Financial instruments - Summary of movements in the hedge reserve including gains and losses on cash flow hedging instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Gains/(losses) arising during the period	£ (18)	£ 10	£ (6)
Transfer to profit from cash flow hedge reserve	(17)	(9)	22
Hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	24	23
Gains/(losses) arising during the period	(18)	10
Transfer to profit from cash flow hedge reserve	(17)	(9)
Hedge reserve balance at the end of the period: gains/(losses) deferred	(11)	24	23
Reserve of cash flow hedges, tax	3	(5)
Interest rate hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	1	4
Gains/(losses) arising during the period	(3)	(3)
Transfer to profit from cash flow hedge reserve	1
Exchange translation differences	(1)
Hedge reserve balance at the end of the period: gains/(losses) deferred	(2)	1	4
Cost of hedging reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	(6)	(8)
Gains/(losses) arising during the period	5	2
Hedge reserve balance at the end of the period: gains/(losses) deferred	(1)	(6)	(8)
Foreign currency hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	29	27
Gains/(losses) arising during the period	(20)	11
Transfer to profit from cash flow hedge reserve	(18)	(9)
Exchange translation differences	1
Hedge reserve balance at the end of the period: gains/(losses) deferred	£ (8)	£ 29	£ 27